Investment in Office Properties, Dispositions (Details) (USD $)	12 Months Ended					12 Months Ended																	0 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft	Dec. 31, 2012 Sugar Grove [Member] sqft	Dec. 31, 2012 Fund I Assets [Member] Asset sqft Property	Dec. 31, 2011 Fund I Assets [Member] Asset Property sqft	Dec. 31, 2012 Falls Pointe [Member] sqft	Dec. 31, 2012 Wink Building [Member] sqft	Dec. 31, 2012 111 East Wacker [Member] sqft	Dec. 31, 2012 Non-Core Assets [Member] Asset sqft Property		Dec. 31, 2012 Non-Core Assets [Member] Property sqft Asset		Dec. 31, 2012 Non-Core Assets [Member] Jackson, MS [Member] Asset	Dec. 31, 2012 Non-Core Assets [Member] Memphis, TN [Member] Asset	Dec. 31, 2012 Non-Core Assets [Member] Richmond, VA [Member] Asset	Dec. 31, 2012 Additional Assets Sold [Member] Property	Dec. 31, 2012 Atrium at Stoneridge sqft	Dec. 31, 2012 Waterstone and Meridian sqft	Dec. 31, 2012 Bank of America Plaza sqft	Mar. 20, 2013 Subsequent Event Atrium at Stoneridge sqft	Mar. 31, 2013 Subsequent Event Atrium at Stoneridge	Sep. 30, 2013 Subsequent Event Atrium at Stoneridge sqft	Jul. 10, 2013 Subsequent Event Waterstone and Meridian sqft Property	Jul. 17, 2013 Subsequent Event Bank of America Plaza sqft	Sep. 30, 2013 Subsequent Event Bank of America Plaza sqft
Summary of Dispositions [Abstract]
Number of real estate properties sold							13	13				15		15		6	4	5	4							2
Area of real estate property (in square feet)	11,900,000		163,000	260,000	337,000	124,000	2,700,000	1,956,000	107,000	32,000	1,013,000	1,932,000	[1]	1,932,000	[1]					108,000	190,000	436,000	108,000		108,000	190,000	436,000	436,000
Gross sales price of assets sold							$ 344,300,000					$ 147,700,000		$ 147,700,000					$ 168,800,000				$ 3,100,000			$ 10,200,000	$ 42,800,000
Parkway's share of Gross Sales Price of assets under agreement to sell	97,400,000
Net proceeds from the sale							14,200,000							94,300,000					14,800,000				3,000,000
Number of assets under agreement that have completed sale							4	9
Mortgage loans assumed by buyer for property sold							292,000,000				147,900,000	41,700,000		41,700,000
Proportionate share of mortgage loans assumed							82,400,000					31,900,000		31,900,000
Number of non-core assets sold							4					15		15		6	4	5
Gain on sale of real estate from discontinued operations	12,939,000	17,825,000	8,518,000			3,246,000		11,258,000	1,357,000	(98,000)	3,000			3,329,000	[1]									542,000			11,500,000
Impairment loss on assets to be disposed of																										4,600,000
Proceeds from sale of property																										$ 9,500,000	$ 40,800,000

[1]	During 2010 and 2011, the Company recognized non-cash impairment losses associated with these properties of $640,000 and $51.2 million, respectively.